Accounts Receivable, Net (Tables)	12 Months Ended
Jun. 30, 2024
Accounts Receivable,Net [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	June 30, 2024	June 30, 2023

Color World platform subscription fees due from App payment collections agent	$2,350,811	$2,350,811
Entertainment event sales	1,230,000	-
Subtotal	3,580,811	2,350,811
Allowance for credit losses	(2,350,811)	(2,350,811)
Accounts receivables, net	$1,230,000	$-

Schedule of Allowance for Credit Losses	Movements of allowance for credit losses consisted of the following as of the date indicated:
	June 30, 2024	June 30, 2023

Beginning balance	$2,350,811	$-
Addition	-	2,350,811
Ending balance	$2,350,811	$2,350,811